Details of Significant Accounts - Summary of Employee Stock Options (Details)	12 Months Ended
	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Significant Accounting Policies [Abstract]
Number of units, Options outstanding at beginning of the year	3,513,000	3,513,000	4,168,000	4,168,000	3,148,000
Number of units, Options granted	1,385,000	1,385,000			1,800,000
Number of units, Options exercised	0	0	0	0	(145,000)
Number of units, Options forfeited	(338,000)	(338,000)	(655,000)	(655,000)	(635,000)
Number of units, Options outstanding at end of the year	3,729,000	3,729,000	3,513,000	3,513,000	4,168,000
Number of units, Options exercisable at end of the year	1,957,000		1,844,000		901,000	1,957,000
Number of units, Options permitted but not yet granted at end of the year	415,000					415,000
Weighted-average exercise price, Options outstanding at beginning of the year	$ 239	$ 8	$ 231		$ 267
Weighted-average exercise price, Options granted	101	3			155
Weighted-average exercise price, Options exercised | $					42
Weighted-average exercise price, Options forfeited	196	6	189		237
Weighted-average exercise price, Options outstanding at end of the year	152	$ 5	239	$ 8	231
Weighted-average exercise price, Options exercisable at end of the year	$ 188		$ 301		$ 338	$ 6
Number of units, Options expired	(831,000)	(831,000)
Weighted-average exercise price, Options expired	$ 379	$ 12